Redeemable Preferred Shares and Convertible Bond	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Redeemable preferred shares and convertible bond
15. Redeemable preferred shares and convertible bond
In September 2014, the Group issued 204,022,000 Series A Redeemable Preferred Shares (“Series A Redeemable Preferred Shares”) for an aggregate purchase price of RMB 39,404,003. Also, the Group upgrade 87,935,500 shares into Series A Redeemable preferred shares when these shares were transferred from Series
Pre-A
shareholders to Series A shareholders.
In March 2016, the Group issued 185,512,580 Series B Redeemable Preferred Shares (“Series B Redeemable Preferred Shares”) for an aggregate purchase price of RMB 200,000 thousand.
In July 2016, the Group issued 43,937,180 Series B+ Redeemable preferred shares (“Series B+ Redeemable Preferred Shares”) for an aggregate purchase price of RMB 62,500 thousand.
In July 2018, the Company issued a convertible bond (“CB”) at an interest rate of 15% per year to certain third party investors for an aggregate principal amount of RMB 33,000 thousand. According to the contract, the CB holders have the right at its sole discretion, to convert the bond into Redeemable Preferred Shares within 20 working days after 90 days from the issuance date (this 90 days is referred to as “CB interest period”) at a conversion price of RMB1.48 per share. The 20 working-day
is a conversion period. If the CB holders decide not to convert, the Company shall repay the principal and interest of the CB that has not been converted into shares within 90 days (“repayment period”). If the Company cannot repay the principal and interest in the repayment period, the 2018 CB holders have the right to convert the CB into Redeemable Preferred Shares of the Company at the price of RMB 0.74 per share during 30 working days after the repayment period. During the year ended December 31, 2018, 16,574,460 Redeemable Preferred Shares (“Series B++ Redeemable Preferred Shares) were converted from the convertible bond with the principal amount of RMB 24,520 thousand and interest amount of RMB 907 thousand.
The Group’s redeemable preferred shares activities for the years ended December 31, 2018, 2019 and 2020 are summarized below:

	Series A Shares		Series B Shares		Series B+ Shares		Series B++ Shares
	Number of Shares	Amount (RMB)	Number of Shares	Amount (RMB)	Number of Shares	Amount (RMB)	Number of Shares	Amount (RMB)

Balances as of January 1, 2018	204,022,000	73,225	185,512,580	223,998	43,937,180	70,005	—	—
	—	—	—	—	—	—	16,574,460	25,427
Redeemable Preferred Shares redemption value accretion	—	5,165	—	17,920	—	5,601	—	432
Balances as of December 31, 2018	204,022,000	78,390	185,512,580	241,918	43,937,180	75,606	16,574,460	25,859

Balances as of January 1, 2019	204,022,000	78,390	185,512,580	241,918	43,937,180	75,606	16,574,460	25,859
Redeemable Preferred Shares redemption value accretion	—	5,682	—	19,354	—	6,048	—	1,770

Balances as of December 31, 2019	204,022,000	84,072	185,512,580	261,272	43,937,180	81,654	16,574,460	27,629

Balances as of January 1, 2020	204,022,000	84,072	185,512,580	261,272	43,937,180	81,654	16,574,460	27,629
Redeemable Preferred Shares redemption value accretion	—	788	—	2,634	—	701	—	151
Conversion and re-designation of preferred shares into Class A common shares	(204,022,000)	(84,860)	(185,512,580)	(263,906)	(43,937,180)	(82,355)	(16,574,460)	(27,780)

Balances as of December 31, 2020	—	—	—	—	—	—	—	—

The redeemable preferred shares issued by the Company carry the following rights:
Voting right and board seats
The Redeemable Preferred Shareholders shall have the right to one vote for each Redeemable Preferred Share, the same as common shareholders.
The Redeemable Preferred Shareholders are entitled to appoint a total of three directors of the Board. To constitute a quorum for the meeting of the Board, it must include the three directors appointed by Redeemable Preferred Shareholders or their entrusted proxies.
Redemption
Redemption Condition for Redeemable Preferred Shares:
The Redeemable Preferred Shares are redeemable in the event of the Company fails to complete a qualified IPO before December 31, 2020;
The redemption price of the investor of Series B+ and Series B is the investment amount of the investors plus the annual rate of return on compound interest of 8% per annum. The redemption price of the investor of Series A and Series B++ is the investment amount of the investors plus the internal rate of return of compound interest of 10% per annum.
The Group accretes changes in the redemption value over the period from the date of issuance of the Redeemable Preferred Shares to their respective earliest redemption date using the contractual interest rate. Changes in the redemption value are considered to be changes in accounting estimates. The accretion will be recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in
capital. Once additional
paid-in
capital has been exhausted, additional charges should be recorded by increasing the accumulated deficit.
Dividends Rights
The Redeemable Preferred Shareholders shall be entitled to receive dividend according to their actual investment ratio, the same as common shareholders.
As explained in note 14, all the redeemable preferred shares conversed into Class A common shares on a one-for-one
basis upon the completion of IPO.